Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Provision for Income Taxes [Abstract]
Current tax	$ 67,418	$ 159,310	$ 19,508
Deferred income tax expenses	(14,663)	(14,663)	(4,181)
Income tax expenses	$ 52,755	$ 144,647	$ 15,327